UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                     November 16, 2006 to December 15, 2006


Commission File Number of issuing entity:  333-132001-01


                            GS AUTO LOAN TRUST 2006-1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-132001


                   GOLDMAN SACHS ASSET BACKED SECURITIES CORP.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                         GOLDMAN SACHS MORTGAGE COMPANY
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)


                                    DELAWARE
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                                   51-6577765
                            -------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                  19890-0001
--------------------------------------                          ----------
(Address of principal executive offices                          Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                             (if Section 12(b))
Title of class
  A-1 Notes       [   ]           [   ]           [ x ]            [   ]
  A-2 Notes       [   ]           [   ]           [ x ]            [   ]
  A-3 Notes       [   ]           [   ]           [ x ]            [   ]
  A-4 Notes       [   ]           [   ]           [ x ]            [   ]
  B Notes         [   ]           [   ]           [ x ]            [   ]
  C Notes         [   ]           [   ]           [ x ]            [   ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On December 15, 2006 a distribution was made to Noteholders of GS Auto Loan Trust 2006-1.

         The  distribution  report is attached  as an Exhibit to this Form 10-D,
         Item 9(b), Exhibit 99.1.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Monthly Report distributed to Noteholders of  GS Auto Loan Trust 2006-1
         relating   to  the  December 15,  2006  distribution  and  Item  601 of
         Regulation S-K, is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                Goldman Sachs Asset Backed Securities Corp.
                                ------------------------------------------
                                (Depositor)

                      By:       /s/ Curtis Probst
                                ------------------
                      Name:     Curtis Probst
                      Title:    Vice President

                      Date:     December 19, 2006

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to Noteholders of GS Auto Loan Trust 2006-1 relating to the December 15, 2006 distribution.


                                     EX-99.1
                        GS Auto Loan Trust, Series 2006-1
                                December 15, 2006

                                Table of Contents
                                                                           Page
Distribution Report   ...................................................... 2
Factor Report   ............................................................ 2
Delinquency Group Total Report   ........................................... 4


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:

                                Michael O Bullen
                  JPMorgan Chase Bank, N.A. - ITS - Global Debt
                                4 New York Plaza
                               New York, New York
                    Tel: (212) 623-4506 / Fax: (212) 623-5931
                      Email: michael.o.bullen@jpmorgan.com

                                                GS Auto Loan Trust, Series 2006-1
                                                        December 15, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
            ORIGINAL         BEGINNING                                                                                 ENDING
            FACE             PRINCIPAL                                                       REALIZED     DEFERRED     PRINCIPAL
CLASS       VALUE            BALANCE          PRINCIPAL        INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1        228,000,000.00     117,559,250.23   25,187,009.25       540,189.65  25,727,198.90    0.00       0.00      92,372,240.98
A2        184,036,000.00     184,036,000.00            0.00       838,897.43     838,897.43    0.00       0.00     184,036,000.00
A3        243,435,000.00     243,435,000.00            0.00     1,089,371.63   1,089,371.63    0.00       0.00     243,435,000.00
A4        125,369,000.00     125,369,000.00            0.00       562,071.02     562,071.02    0.00       0.00     125,369,000.00
B          30,562,000.00      30,562,000.00            0.00       142,622.67     142,622.67    0.00       0.00      30,562,000.00
C          21,523,000.00      21,523,000.00            0.00       104,924.62     104,924.62    0.00       0.00      21,523,000.00
D          15,926,000.00      15,926,000.00            0.00        82,947.92      82,947.92    0.00       0.00      15,926,000.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS    848,851,000.00     738,410,250.23   25,187,009.25     3,361,024.94  28,548,034.19    0.00       0.00     713,223,240.98
-----------------------------------------------------------------------------------------------------------------------------------
CERT                0.00               0.00            0.00             0.00           0.00    0.00       0.00               0.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                          BEGINNING                                                            ENDING              INTEREST
CLASS        CUSIP        PRINCIPAL        PRINCIPAL         INTEREST        TOTAL             PRINCIPAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1         40052KAA6       515.61074662     110.46933882     2.36925285    112.83859167       405.14140781         5.514050%
A2         40052KAB4     1,000.00000000       0.00000000     4.55833332      4.55833332     1,000.00000000         5.470000%
A3         40052KAC2     1,000.00000000       0.00000000     4.47500002      4.47500002     1,000.00000000         5.370000%
A4         40052KAD0     1,000.00000000       0.00000000     4.48333336      4.48333336     1,000.00000000         5.380000%
B          40052KAE8     1,000.00000000       0.00000000     4.66666678      4.66666678     1,000.00000000         5.600000%
C          40052KAF5     1,000.00000000       0.00000000     4.87499977      4.87499977     1,000.00000000         5.850000%
D          40052KAG3     1,000.00000000       0.00000000     5.20833354      5.20833354     1,000.00000000         6.250000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                     869.89383323      29.67188500     3.95949930     33.63138430       840.22194823
-----------------------------------------------------------------------------------------------------------------------------------

                                                GS Auto Loan Trust, Series 2006-1
                                                        December 15, 2006

                                                Beginning Collection Period                                       11/01/06
                                                Ending Collection Period                                          11/30/06
                                                Beginning Interest Accrual Period                                 11/15/06
                                                Ending Interest Accrual Period                                    12/15/06
                                                Record Date                                                       12/14/06
                                                Payment Date                                                      12/15/06
                                                Servicing Days in Period                                                30

Collections on the Receivables for the Collection Period
        Collections of Installment Principal                                                                 14,501,673.22
        Collections Attributable to Accounts Paid in Full                                                     9,720,878.44
        Principal Amount of Repurchases                                                                               0.00
        Recoveries on Loss Accounts                                                                             466,049.45
        Subtotal Principal                                                                                   24,688,601.11
        Collections of Interest                                                                               4,517,813.99
        Collections of Interest - Repurchased                                                                         0.00
        Subtotal Interest                                                                                     4,517,813.99
        Total Collections                                                                                    29,206,415.10

Available Funds
        Payments Collected Attributed to Principal                                                           14,501,673.22
        Accounts Paid in Full                                                                                 9,720,878.44
        Recoveries on Loss Amounts                                                                              466,049.45
        Repurchased Receivables - Principal Portion                                                                   0.00
        Payments Collected Attributable to Interest                                                           4,517,813.99
        Repurchased Receivables - Interest Portion                                                                    0.00
        Receivables Servicer Supplement Payment Amount                                                                0.00
        Total Available Funds                                                                                29,206,415.10

Pool Information
        Beginning Number of Accounts                                                                                48,904
        Beginning Pool Balance                                                                              751,482,952.86
        Beginning Pool Balance per $1,000 Original Principal Balance                                                872.90
        Ending Number of Accounts                                                                                   48,090
        Ending Pool Balance                                                                                 726,299,113.46
        Ending Pool Balance per $1,000 Original Principal Balance                                                   843.65
        Weighted Average APR                                                                                         7.38%
        Weighted Average Remaining Term (months)                                                                     50.91

Fees
        Net Servicing Fee Due                                                                                   657,547.58
        Net Servicing Fee Due per $1,000 original principal balance                                             0.76378683
        Net Servicing Fee Paid                                                                                  657,547.58
        Net Servicing Fee Paid per $1,000 original principal balance                                            0.76378683
        Unpaid Net Servicing Fees                                                                                     0.00
        Unpaid Servicing Fee Paid per $1,000 original principal balance                                         0.00000000
        Cumulative Unpaid Net Servicing Fees                                                                          0.00
        Cumulative Unpaid Servicing Fee Paid per $1,000 original principal balance                              0.00000000

        Owner Trustee Fee                                                                                           833.33
        Owner Trustee Fee per $1,000 original principal balance                                                 0.00096797

        Indenture Trustee Fee                                                                                         0.00
        Indenture Trustee Fee per $1,000 original principal balance                                             0.00000000

Current Period Losses
        Net Liquidation Losses                                                                                  496,063.29
        Cumulative Net Liquidation Losses                                                                     1,489,876.01

        Current Period Liquidated or Purchased Receivables
        Principal Balance of Liquidated/Defaulted Receivables                                                   962,112.74
        Principal Balance of Repurchased Receivables                                                                  0.00
        Other Principal Reductions                                                                                 -825.00

Delinquency Information
Delinquency Group Total Report

                          Number   Principal Balance    Percentage
        31 to 60 Days      439        6,713,206.76        0.92%
        61 to 90 Days       88        1,382,643.74        0.19%
        91 Plus Days        64        1,130,751.30        0.16%
        Total              591        9,226,601.80        1.27%

Repossession Information (Total Inventory)
        Number of Receivables as to which vehicles have been Repossessed                                                45
        Balance of Receivables as to which vehicles have been Repossessed                                       770,113.73

Principal and Interest Detail
        First Allocation of Principal                                                                                 0.00
        First Allocation of Principal per $1,000 original principal balance                                     0.00000000
        Second Allocation of Principal                                                                                0.00
        Second Allocation of Principal per $1,000 original principal balance                                    0.00000000
        Third Allocation of Principal                                                                                 0.00
        Third Allocation of Principal per $1,000 original principal balance                                     0.00000000
        Regular Principal Allocation                                                                         25,183,839.40
        Regular Principal Allocation per $1,000 original principal balance                                     29.25276481
        Excess Principal Allocation                                                                               3,169.85
        Excess Principal Allocation per $1,000 original principal balance                                       0.00368199

Principal Distribution Amounts
        Principal Distribution - A-1                                                                         25,187,009.25
        Principal Distribution - A-2                                                                                  0.00
        Principal Distribution - A-3                                                                                  0.00
        Principal Distribution - A-4                                                                                  0.00
        Principal Distribution - B                                                                                    0.00
        Principal Distribution - C                                                                                    0.00
        Principal Distribution - D                                                                                    0.00

Interest Distribution Amounts
        Interest Distribution - A-1                                                                             540,189.65
        Interest Carryover Shortfall - A-1                                                                            0.00
        Cumulative Interest Carryover Shortfall - A-1                                                                 0.00

        Interest Distribution - A-2                                                                             838,897.43
        Interest Carryover Shortfall - A-2                                                                            0.00
        Cumulative Interest Carryover Shortfall - A-2                                                                 0.00

        Interest Distribution - A-3                                                                           1,089,371.63
        Interest Carryover Shortfall - A-3                                                                            0.00
        Cumulative Interest Carryover Shortfall - A-3                                                                 0.00

        Interest Distribution - A-4                                                                             562,071.02
        Interest Carryover Shortfall - A-4                                                                            0.00
        Cumulative Interest Carryover Shortfall - A-4                                                                 0.00

        Interest Distribution - B                                                                               142,622.67
        Interest Carryover Shortfall - B                                                                              0.00
        Cumulative Interest Carryover Shortfall - B                                                                   0.00

        Interest Distribution - C                                                                               104,924.62
        Interest Carryover Shortfall - C                                                                              0.00
        Cumulative Interest Carryover Shortfall - C                                                                   0.00

        Interest Distribution - D                                                                                82,947.92
        Interest Carryover Shortfall - D                                                                              0.00
        Cumulative Interest Carryover Shortfall - D                                                                   0.00

Overcollateralization Amounts
        Overcollateralization Target Amount                                                                  21,788,973.40
        Ending Overcollateralization Amount                                                                  13,075,872.48

Three-Month Annualized Net Loss Ratio
        Net Liquidation Losses                                                                                  496,063.29
        Ending Pool Balance                                                                                 726,299,113.46
        Current Monthly Net Loss Ratio                                                                             0.0683%
        Prior Monthly Net Loss Ratio                                                                               0.0623%
        Second Prior Monthly Net Loss Ratio                                                                        0.0459%
        Three-Month Annualized Net Loss Ratio                                                                      0.7063%

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.